UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21297

Pebblebrook Fund, Inc.

(Exact name of registrant as specified in charter)

13047 Pebblebrook Drive

Houston, Texas 77079

(Address of principal executive offices)

(Zip code)

Bill Cross

13047 Pebblebrook Drive

Houston, Texas 77079

(Name and address of agent for service)

Registrant's telephone number, including area code: 713-463-9019

Date of fiscal year end: April 30

Date of reporting period: October 31, 2003

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

SEMI-ANNUAL REPORT

Pebblebrook Fund

October 31, 2003

Pebblebrook Fund

		Schedule of Investments
	October 31, 2003 (Unaudited)

Shares/Principal Amount		Market Value	% of Assets

COMMON STOCKS
Automobile-Manufacturing
100	General Motors	$ 4,267	1.15%

Banks-Money Center
125	Bank of America Corp.	9,466
275	Citigroup	13,035
		22,501	6.08%

Banks-Regional
100	North Fork Bank	3,898
100	State Street	5,236
		9,134	2.47%

Computer Software
100	Computer Associates International, Inc.	2,352
200	Hewlett Packard Co.	4,462
100	Microsoft Corp.	2,614
		9,428	2.55%

Consumer Financial Services
100	MBNA Corp.	2,475
100	Mellon Financial	2,985
		5,460	1.48%

Electronic Equipment
200	Emerson Electric Co.	11,350
100	General Electric Co.	2,901
150	Thermo Electron Corp.	3,297
		17,548	4.74%

Electronic-Semiconductors
150	Intel Corp.	4,943	1.34%

Finance-Mortgage Services
100	Federal Home Loan Mortgage Corp.	5,613	1.52%

Financial Services
100	First Data Corp.	3,570	0.97%

Food-Misc. Preparation
100	General Mills, Inc.	4,485	1.21%

Industrial Inorganic Chemicals
200	Praxair, Inc.	13,916	3.76%

Insurance-Life/Property/Casual
100	Allstate Corp.	3,950
150	Aon Corp.	3,285
		7,235	1.96%

Medical Instruments/Products
100	Baxter Labs	2,658	0.72%

Medical Drugs
100	Bristol Meyers Squibb Co.	2,537
50	Johnson & Johnson	2,517
125	Eli Lilly & Co.	8,328
		13,382	3.62%

Metal Ores-Gold/Non Ferrous
100	Barrick Gold Corp.	1,947	0.53%

Natural Gas-Distribution
100	Piedmont Natural Gas	3,973	1.07%

Oil & Gas-Field Machinery & Equipment
100	Cooper Cameron	4,288	1.16%

Oil & Gas-International
100	British Petroleum Co.	4,238
400	Exxon Mobil	14,632
		18,870	5.10%

Paper Mills
275	Kimberly Clark Corp.	14,523	3.93%

Publishing
125	Proquest Co.	3,711	1.00%

Railroads-Line Hauling Operating
100	Burlington Northern Santa Fe	2,896	0.78%

Real Estate Investment Trusts
100	Equity Office Properties	2,801
100	Public Storage, Inc.	4,000
		6,801	1.84%

Retail-Mail Order
200	Cendant Corp.	4,086	1.10%

Savings Institutions
100	Golden West Financial	10,043	2.72%

Search, Detection & Navigation
40	Northrop Grumman Corp.	3,570	0.97%

Services- Consumer Credit Reporting
200	Equifax, Inc.	4,894	1.32%

Services- General Medical & Surgical Hospitals
100	HCA Corp.	3,825
200	Tenet Healthcare	2,760
		6,585	1.78%

Surgical & Medical Instruments
375	Teleflex, Inc.	17,254	4.66%

Utility-Electric Power
400	Duke Power Co.	7,260	1.96%

Utility-Telephone
400	SBC Communications	9,592	2.59%

Total for Common Stock		244,433	66.09%

Cash and Equivalents
126,280	First American Treasury Obligation Fund Cl S .37% **	126,280	34.14%

	Total Investments	370,713	100.23%
	(Identified Cost - $364,170)

	Liabilities in Excess of Other Assets	(838)	-0.23%

	Net Assets	$ 369,875	100.00%

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Assets and Liabilities
October 31, 2003 (Unaudited)

Assets:
Investment Securities at Market Value	$ 370,713
(Identified Cost - $364,170)
Cash	12
Receivables:
Dividends and Interest	388
Total Assets	371,113
Liabilities
Advisory Fees Payable	1,238
Total Liabilities	1,238
Net Assets	$ 369,875
Net Assets Consist of:
Capital Paid In	363,109
Realized Gain (Loss) on Investments - Net	223
Unrealized Appreciation in Value
of Investments Based on Identified Cost - Net	6,543
Net Assets, for 18,133 Shares Outstanding	$ 369,875

Net Asset Value and Redemption Price
Per Share ($369,875/18,133 shares)	$ 20.40

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Operations
For the period ended October 31, 2003 (Unaudited)

Investment Income:
Dividends	$ 1,170
Interest	309
Total Investment Income	1,479
Expenses: (Note 2)
Management Fees	1,563
Total Expenses	1,563

Net Investment Loss	(84)

Realized and Unrealized Gain (Loss) on Investments:
Realized Gain (Loss) on Investments	223
Unrealized Appreciation (Depreciation) on Investments	6,543
Net Realized and Unrealized Gain (Loss) on Investments	6,766

Net Increase (Decrease) in Net Assets from Operations	$ 6,682

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Statement of Changes in Net Assets (Unaudited)
6/23/2003 **
to
10/31/2003
From Operations:
Net Investment Loss	$ (84)
Net Realized Gain (Loss) on Investments	223
Net Unrealized Appreciation (Depreciation)	6,543
Increase (Decrease) in Net Assets from Operations	6,682
From Capital Share Transactions:
Proceeds From Sale of Shares	263,193
Shares Issued on Reinvestment of Dividends	0
Cost of Shares Redeemed	0
Net Increase (Decrease) from Shareholder Activity	263,193

Net Increase (Decrease) in Net Assets	269,875

Net Assets at Beginning of Period	100,000
Net Assets at End of Period	$ 369,875

Share Transactions:
Issued	8,133
Reinvested	0
Redeemed	0
Net increase (decrease) in shares	8,133
Shares outstanding beginning of period	10,000
Shares outstanding end of period	18,133

The accompanying notes are an integral part of the financial statements.

Pebblebrook Fund

Financial Highlights (Unaudited)
Selected data for a share outstanding throughout the period:	6/23/2003 **
	to
	10/31/2003
Net Asset Value -
Beginning of Period	$ 20.00
Net Investment Income/(Loss)	(0.01)
Net Gains or Losses on Securities
(realized and unrealized)	0.41
Total from Investment Operations	0.40

Distributions (From Net Investment Income)	0.00
Distributions (From Capital Gains)	0.00
Total Distributions	0.00

Net Asset Value -
End of Period	$ 20.40
Total Return	2.00%
Ratios/Supplemental Data
Net Assets - End of Period (Thousands)	370

Ratio of Expenses to Average Net Assets	1.50%	*
Ratio of Net Income to Average Net Assets	-0.08%	*

Portfolio Turnover Rate	4.40%	*

* Annualized
** commencement of operations.

The accompanying notes are an integral part of the financial statements.

PEBBLEBROOK FUND, INC.

NOTES TO FINANCIAL STATEMENTS

OCTOBER 31, 2003 (UNAUDITED)

1.)

ORGANIZATION

The Pebblebrook Fund, Inc. (the ”Fund”) was organized as a non-diversified mutual fund on May 21, 2003 and commenced operations on June 23, 2003.  The Fund is an open-end investment company established under the laws of Texas by Articles of Incorporation dated January 30, 2003. The Pebblebrook Fund is a value fund seeking capital appreciation. Significant accounting policies of the Fund are presented below:

2.)

SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

The price (net asset value) of the shares of each Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund`s securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year`s Day, Martin Luther King Day, President`s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser`s opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Directors, and investments in fixed income securities with a maturity of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Directors has determined will represent fair value.

SECURITY TRANSACTION TIMING:

Security transactions are recorded on the dates transactions are entered into (the trade dates).  Dividend income and distributions to shareholders are recorded on the ex-dividend date.  Interest income is recorded as earned.  The Fund uses the identified cost basis in computing gain or loss on sale of investment securities.  Discounts and premiums on securities purchased are amortized over the life of the respective securities.

INCOME TAXES:

It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service.  This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.  In addition, it is the Fund's policy to distribute annually, after the end of the fiscal year, any remaining net investment income and net realized capital gains.

ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

OTHER:

Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

3.)

INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with Cross Investment Management, LLC. (“the Adviser”).  The Fund is authorized to pay the Adviser a fee equal to an annual average rate of 1.50% for investment adviser services. As a result of the above calculation, for the six months ended October 31, 2003, the Adviser received management fees totaling $1,563.

Cross Investment Management, LLC pays all operating expenses of the Fund with the exception of taxes, interest, brokerage commissions and extraordinary expenses.

4.)

RELATED PARTY TRANSACTIONS

Control persons of Cross Investment Management, LLC. also serve as directors/officers of the Fund.  These individuals receive benefits from the Adviser resulting from management fees paid to the Adviser of the Fund.

5.)

CAPITAL STOCK

The authorized capitalization of the Fund consists of 1,000,000 shares of common stock of $0.01 par value per share. Paid in capital at October 31, 2003 was $363,109 representing 18,133 shares outstanding.

6.)

PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2003, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $240,502 and $2,836 respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

7.)

SECURITY TRANSACTIONS

For Federal income tax purposes, the cost of investments owned at October 31, 2003 was $364,170.

At October 31, 2003, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) was as follows:

Appreciation	(Depreciation)	Net Appreciation (Depreciation)
11,455	(4,912)	6,543

8.)

CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2003, Bill Cross, in aggregate, owned more than 58% of the Pebblebrook Fund.

Board of Directors

Bill Cross

Deanna Sullivan

Curt Frisby

Investment Adviser

Cross Investment Management, LLC

13047 Pebblebrook Drive

Houston, TX 77079

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services

8869 Brecksville Rd. Suite C

Brecksville, OH 44141

Custodian

U.S. Bank , NA

425 Walnut Street

P.O. Box 1118

Cincinnati, OH  45201

Independent Auditors

McCurdy & Associates CPA’s, Inc.

27955 Clemens Rd.

Westlake, OH 44145

This report is provided for the general information of the shareholders of the Pebblebrook Fund. This report is not intended for distribution to prospective investors in the funds, unless preceded or accompanied by an effective prospectus.

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.  Not applicable.

Item 10.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of November 1, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Pebblebrook Fund, Inc.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date April 26, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Bill Cross

*Bill Cross

President and Treasurer

Date April 26, 2004

* Print the name and title of each signing officer under his or her signature.